Inventories (Tables)	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of inventory
	June 30, 2013	June 30, 2012
Raw materials	$158,908	$244,425
Work in process	306,678	315,143
Supplies	52,986	55,043
Finished goods	2,500,337	1,767,833
Total	$3,018,909	$2,382,444